Issued Capital and Reserves (Details)				1 Months Ended	4 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Jan. 12, 2021 CNY (¥)	Jan. 12, 2021 USD ($) shares	May 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Apr. 27, 2023 shares	Dec. 31, 2022 CNY (¥) shares	Nov. 22, 2022 ¥ / shares shares
Issued Capital and Reserves (Details) [Line Items]
Shares authorised							50,000,000				50,000,000
Issued share par value (in Dollars per share) | $ / shares											$ 0.001
Ordinary shares, issued	3,185,000
Issued capital (in Dollars) | ¥							¥ 221,000						¥ 198,000
ordinary shares outstanding										29,566,723
Ordinary shares, outstanding					29,566,723	29,566,723	33,251,723				33,251,723		30,066,723
Listing expenses									¥ 5,510,000	$ 900,000
Shares consideration	$ 6,500,000			$ 6,500,000	¥ 1,274,000
Equity interest (in Dollars) | $	$ 49										$ 49
Option acquired rate	51.00%
Share issued price (in Dollars per share) | $ / shares	$ 1
Investment cost							¥ 22,895	$ 3,185
Impairment loss (in Yuan Renminbi) | ¥							¥ 20,525
After-tax profits percentage							10.00%				10.00%
Statutory reserve percentage							50.00%				50.00%
Statutory reserve funds (in Yuan Renminbi) | ¥							¥ 9,420,000						¥ 9,420,000
Class A Ordinary Shares [Member]
Issued Capital and Reserves (Details) [Line Items]
Shares authorised							41,718,902				41,718,902
Ordinary share voting							one vote	one vote
Ordinary shares, issued			5,000,000				2,114,002				2,114,002			500,000
Issued capital (in Dollars) | $			$ 10
Underwriting discounts and commissions		¥ 287,448,000	$ 44,400,000
ordinary shares outstanding										21,285,625
Issued capital per share (in Yuan Renminbi per share) | ¥ / shares														¥ 0.693
Class B Ordinary Shares [Member]
Issued Capital and Reserves (Details) [Line Items]
Shares authorised							8,281,098				8,281,098
Issued share par value (in Dollars per share) | $ / shares										$ 0.001
Ordinary shares, outstanding										8,281,098
Forecast [Member]
Issued Capital and Reserves (Details) [Line Items]
Common shares												500,000
Treasury Shares [Member]
Issued Capital and Reserves (Details) [Line Items]
Treasury stock repurchase					49,609	49,609
Shares consideration | $						$ 199,000
Treasury Shares [Member] | Class A Ordinary Shares [Member]
Issued Capital and Reserves (Details) [Line Items]
Ordinary shares, outstanding					49,609	49,609